Summarised Financial Information (Tables) - Statement Preparation In Anticipation Of Exchange Offer	12 Months Ended
Dec. 31, 2020
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Summarised Financial Information of Income Statement
	Summarised Financial Information

Year ended 31 December 2020

	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN

	£m	£m	£m	£m	£m	£m

Income Statement

Revenue	–	–	–	–	–	–

(Loss)/profit from operations	(112)	(1)	(2)	–	(5)	–

Dividend income	5,050	–	–	–	4,845	224

Net finance income/(costs)	131	417	174	–	(758)	1

Profit/(loss) before taxation	5,069	416	172	–	4,082	225

Taxation on ordinary activities	(14)	(101)	4	–	170	–

Profit/(loss) for the year	5,055	315	176	–	4,252	225

Intercompany Transactions - Income Statement

Transactions with non-issuer/non-guarantor subsidiaries income/(expense)	(118)	(1)	4	–	22	–

Transactions with non-issuer/non-guarantor subsidiaries net finance income/(cost)	5	996	747	–	32	–

Dividend income from non-issuer/non-guarantor subsidiaries	5,050	–	–	–	4,845	224

	Summarised Financial Information

Year ended 31 December 2019

	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m

Income Statement

Revenue	–	–	–	–	–	–

Loss from operations	(125)	(2)	(5)	–	(2)	(5)

Dividend income	6,090	–	–	–	3,993	195

Net finance income/(costs)	121	154	195	–	(497)	1

Profit/(loss) before taxation	6,086	152	190	–	3,494	191

Taxation on ordinary activities	–	(35)	8	–	125	1

Profit/(loss) for the year	6,086	117	198	–	3,619	192

Intercompany Transactions - Income Statement

Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(125)	(2)	(5)	–	19	–

Transactions with non-issuer/non-guarantor subsidiaries net finance income/(cost)	12	773	563	–	33	–

Dividend income from non-issuer/non-guarantor subsidiaries	6,090	–	–	–	3,993	195

Summarised Financial Information of Balance Sheet
	Summarised Financial Information

As at 31 December 2020

	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN

	£m	£m	£m	£m	£m	£m

Balance Sheet

Non-current assets	236	18,991	10,332	1,509	402	26

Current assets	7,070	3,404	30,601	22	268	15

Non-current liabilities	1,580	17,867	15,326	1,509	8,885	6

Non-current borrowings	1,571	17,867	15,243	1,509	8,823	–

Other non-current liabilities	9	–	83	–	62	6

Current liabilities	52	4,444	24,038	22	972	2

Current borrowings	9	4,329	23,478	22	200	1

Other current liabilities	43	115	560	–	772	1

Intercompany Transactions - Balance Sheet

Amounts due from non-issuer/non-guarantor subsidiaries	7,031	16,088	38,761	–	620	15

Amounts due to non-issuer/non-guarantor subsidiaries	3	3,139	19,550	–	62	1

Investment in subsidiaries (that are not issuers or guarantors)	27,234	–	718	–	23,820	1,580

	Summarised Financial Information

As at 31 December 2019

	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m

Balance Sheet

Non-current assets	236	12,722	16,188	–	439	39

Current assets	6,732	6,379	25,441	–	749	16

Non-current liabilities	1,580	15,405	14,918	–	6,864	10

Non-current borrowings	1,571	15,168	14,590	–	6,741	–

Other non-current liabilities	9	237	328	–	123	10

Current liabilities	139	3,800	25,273	–	3,590	3

Current borrowings	13	3,706	24,816	–	2,979	1

Other current liabilities	126	94	457	–	611	2

Intercompany Transactions - Balance Sheet

Amounts due from non-issuer/non-guarantor subsidiaries	6,690	15,415	38,851	–	1,160	16

Amounts due to non-issuer/non-guarantor subsidiaries	101	2,773	19,190	–	81	1

Investment in subsidiaries (that are not issuers or guarantors)	27,234	–	718	–	24,012	1,419